Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 11, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to the “Compensation Discussion and Analysis” (the “CD&A”).

	Summary Compensation Table Total for First PEO (1) (Kelly S. King)	Summary Compensation Table Total for Second PEO (1) (William H. Rogers, Jr.)	Compensation Actually Paid to First PEO (2) (Kelly S. King)	Compensation Actually Paid to Second PEO (2) (William H. Rogers, Jr.)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (7)	Absolute Earnings Per Share (8)
Year							Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	—	$12,037,646	—	$4,119,266	$9,199,771	$3,870,419	$78.39	$ 96.66	$(1,047)	$4.76
2022	—	$13,237,842	—	$11,774,153	$6,193,618	$6,642,889	$85.70	$ 97.53	$6,267	$4.59
2021	$15,288,905	$10,395,426	$23,785,332	$24,811,139	$9,296,667	$9,957,776	$112.04	$124.08	$6,437	$4.25
2020	$14,823,906	—	$11,068,514	—	$7,678,184	$5,076,214	$88.87	$ 89.69	$4,492	$3.80

1.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. William H. Rogers, Jr. (our Chief Executive Officer) and Mr. Kelly S. King (our former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Compensation of Executive Officers – Summary Compensation Table.” Mr. King served as our Chief Executive Officer during 2020 and 2021. Effective September 12, 2021, Mr. Rogers succeeded Mr. King as Chief Executive Officer. Mr. Rogers continued to serve as our Chief Executive Officer during 2022 and 2023.

2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the PEOs, Mr. Rogers and Mr. King, as computed in accordance with Item 402(v) of Regulation
S-K.
These dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rogers or Mr. King, as applicable, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Rogers’ total compensation for 2023 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2023	$12,037,646	$(6,843,578)	$4,774	$(1,107,866)	$28,290	$4,119,266

(a)
Represents the deduction from the “Reported Summary Compensation Table Total for PEO” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2023.

(b)
The equity award adjustments for 2023 include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2023 that were outstanding and unvested as of the end of 2023; (ii) the amount of change as of the end of 2023 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of 2023; (iii) for awards that were granted and vested in 2023, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2023, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2023, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2023. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,505,037	$(1,697,970)	—	$(802,293)	—	—	$4,774

(c)	Represents the deduction for the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for 2023.

(d)
The total pension benefit adjustments for 2023 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Rogers during 2023 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during 2023 that were attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2023	$28,290	—	$28,290

3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. King and/or Mr. Rogers, applicable) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Rogers) included for purposes of calculating the average amounts in 2023 are Michael B. Maguire, Hugh S. Cummins III, Clarke R. Starnes III, Dontá L. Wilson and John M. Howard.

4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. King and/or Mr. Rogers, as applicable), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Rogers) during 2023. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. Rogers) for 2023 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$9,199,771	$(6,031,278)	$1,432,720	$(1,076,723)	$345,928	$3,870,419

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$2,934,301	$(615,412)	—	$(258,644)	(627,525)	—	$1,432,720

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2023	$345,928	—	$345,928

5.
Cumulative TSR is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.

6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the KBW Nasdaq Bank Index.

7.	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8.
For purposes of our incentive compensation plans, absolute earnings per share is calculated by dividing the Company’s net income available to common shareholders for the applicable year, adjusted for certain unexpected or non-core
performance items as determined by the Compensation and Human Capital Committee, by the average number of fully diluted common shares outstanding during the year.
While the Company uses numerous financial and
non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. EPS for purposes of our incentive compensation plans is a non-GAAP
financial measure. See
Annex A
for a reconciliation of GAAP earnings per share to EPS for purposes of our incentive compensation plans for 2023.

Company Selected Measure Name			absolute earnings per share
Named Executive Officers, Footnote			The names of each of the NEOs (excluding Mr. Rogers) included for purposes of calculating the average amounts in 2023 are Michael B. Maguire, Hugh S. Cummins III, Clarke R. Starnes III, Dontá L. Wilson and John M. Howard.
Peer Group Issuers, Footnote			Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the KBW Nasdaq Bank Index.
Adjustment To PEO Compensation, Footnote
2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the PEOs, Mr. Rogers and Mr. King, as computed in accordance with Item 402(v) of Regulation
S-K.
These dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rogers or Mr. King, as applicable, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Rogers’ total compensation for 2023 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2023	$12,037,646	$(6,843,578)	$4,774	$(1,107,866)	$28,290	$4,119,266

(a)
Represents the deduction from the “Reported Summary Compensation Table Total for PEO” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2023.

(b)
The equity award adjustments for 2023 include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in 2023 that were outstanding and unvested as of the end of 2023; (ii) the amount of change as of the end of 2023 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of 2023; (iii) for awards that were granted and vested in 2023, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2023, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2023, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2023. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,505,037	$(1,697,970)	—	$(802,293)	—	—	$4,774

(c)	Represents the deduction for the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for 2023.

(d)
The total pension benefit adjustments for 2023 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Rogers during 2023 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during 2023 that were attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Non-PEO NEO Average Total Compensation Amount			$ 9,199,771	$ 6,193,618	$ 9,296,667	$ 7,678,184
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,870,419	6,642,889	9,957,776	5,076,214
Adjustment to Non-PEO NEO Compensation Footnote
4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. King and/or Mr. Rogers, as applicable), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Rogers) during 2023. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. Rogers) for 2023 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$9,199,771	$(6,031,278)	$1,432,720	$(1,076,723)	$345,928	$3,870,419

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$2,934,301	$(615,412)	—	$(258,644)	(627,525)	—	$1,432,720

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2023	$345,928	—	$345,928

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The amount of compensation actually paid to the PEOs, Messrs. King and Rogers (as applicable), and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. King and/or Rogers, as applicable) is generally aligned with the Company’s cumulative TSR over the four years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is primarily because a significant portion of the compensation actually paid to the NEOs is comprised of equity awards. As described in more detail in the CD&A, as of December 31, 2023, approximately 51% of the value of total target compensation awarded to the CEO and 44% of the value of total target compensation awarded to the other NEOs consists of equity awards, including RSU and PSU awards.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The amount of compensation actually paid to the PEOs, Messrs. King and Rogers (as applicable), and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. King and/or Rogers, as applicable) is generally aligned with the Company’s net income over the four years presented in the PvP table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the performance measures which the Company uses when setting goals in the Company’s short-term and long-term incentive compensation plans, such as EPS, PPNR and ROACE. Each of these measures is calculated using net income as a component. As described in more detail in the CD&A, as of December 31, 2023, approximately 68% of the value of total target compensation awarded to the CEO and 67% of the value of total target compensation awarded to the other NEOs is performance-based pay largely dependent on financial measures that are calculated using net income as a key element.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and EPS
The amount of compensation actually paid to the PEOs, Messrs. King and Rogers (as applicable), and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. King and/or Rogers, as applicable) is generally aligned with the Company’s EPS over the four years presented in the PvP table, although EPS increased slightly in 2023 while compensation actually paid decreased as discussed below. For purposes of our incentive compensation plans, EPS is defined as the Company’s net income available to common shareholders for the applicable year, adjusted for certain unexpected or non-core

performance items as determined by the Compensation and Human Capital Committee, divided by the average number of fully diluted common shares outstanding during the year.
EPS for purposes of our incentive compensation plans is a
non-GAAP
financial measure. See
Annex A
for a reconciliation of GAAP earnings per share to EPS as used in our incentive compensation plans for 2023. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the PvP table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes EPS when setting goals in the Company’s AIP awards program with EPS weighted at 50% in determining the payouts to the NEOs prior to 2023 and at 40% starting in 2023. As described in more detail in the CD&A, as of December 31, 2023, approximately 24% of the value of total target compensation awarded to the CEO and 28% of the value of total target compensation awarded to the other NEOs consists of amounts determined under the Company’s AIP awards. Although EPS as adjusted for incentive compensation purposes increased slightly in 2023, compensation actually paid decreased for the year due to a number of factors, including adjusting the weighting of EPS in the Company’s AIP awards program from 50% to 40%, failing to achieve threshold performance for PPNR (a new performance metric in the AIP awards program for 2023), and the decrease in the Company’s stock price during 2023 causing a large decline in the value of the significant portion of NEO pay comprised of equity awards.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The Company’s cumulative TSR over the four-year period presented in the PvP table was
-21.6%,
while the cumulative TSR of the peer group presented for this purpose, the KBW Nasdaq Bank Index, was
-3.3%
over the four years presented in the PvP table. The Company’s cumulative TSR underperformed the peer group over this period primarily due to elevated merger-related costs, lower asset sensitivity, higher unrealized losses in the securities portfolio and slower growth relative to the peer group. For more information regarding the Company’s performance and the companies that the Compensation and Human Capital Committee considers when determining compensation, refer to the CD&A.

Tabular List, Table
Financial Performance Measures

As described in greater detail in the CD&A, the Company’s executive compensation program reflects a pay-for-performance
culture at Truist that is rooted in our values. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Absolute Earnings Per Share (“EPS”);

•	Absolute Pre-provision Net Revenue (“PPNR); and

•	Relative Return on Average Common Equity (“ROACE”).

Total Shareholder Return Amount			$ 78.39	85.7	112.04	88.87
Peer Group Total Shareholder Return Amount			96.66	97.53	124.08	89.69
Net Income (Loss)			$ (1,047,000,000)	$ 6,267,000,000	$ 6,437,000,000	$ 4,492,000,000
Company Selected Measure Amount			4.76	4.59	4.25	3.8
Measure:: 1
Pay vs Performance Disclosure
Name			Absolute Earnings Per Share (“EPS”);
Non-GAAP Measure Description
8.
For purposes of our incentive compensation plans, absolute earnings per share is calculated by dividing the Company’s net income available to common shareholders for the applicable year, adjusted for certain unexpected or non-core
performance items as determined by the Compensation and Human Capital Committee, by the average number of fully diluted common shares outstanding during the year.
While the Company uses numerous financial and
non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. EPS for purposes of our incentive compensation plans is a non-GAAP
financial measure. See
Annex A
for a reconciliation of GAAP earnings per share to EPS for purposes of our incentive compensation plans for 2023.

Measure:: 2
Pay vs Performance Disclosure
Name			Absolute Pre-provision Net Revenue (“PPNR);
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Return on Average Common Equity (“ROACE”).
Mr. KellyS. King [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 15,288,905	$ 14,823,906
PEO Actually Paid Compensation Amount			0	0	23,785,332	$ 11,068,514
PEO Name		Mr. Kelly S. King				Mr. Kelly S. King
Mr. William H. Rogers, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			12,037,646	13,237,842	10,395,426	$ 0
PEO Actually Paid Compensation Amount			$ 4,119,266	$ 11,774,153	$ 24,811,139	$ 0
PEO Name	Mr. William H. Rogers, Jr.		Mr. William H. Rogers, Jr.	Mr. William H. Rogers, Jr.
PEO | Mr. William H. Rogers, Jr. [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (6,843,578)
PEO | Mr. William H. Rogers, Jr. [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,774
PEO | Mr. William H. Rogers, Jr. [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,107,866)
PEO | Mr. William H. Rogers, Jr. [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			28,290
PEO | Mr. William H. Rogers, Jr. [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,505,037
PEO | Mr. William H. Rogers, Jr. [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,697,970)
PEO | Mr. William H. Rogers, Jr. [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. William H. Rogers, Jr. [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(802,293)
PEO | Mr. William H. Rogers, Jr. [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. William H. Rogers, Jr. [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. William H. Rogers, Jr. [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,774
PEO | Mr. William H. Rogers, Jr. [Member] | Service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			28,290
PEO | Mr. William H. Rogers, Jr. [Member] | Prior service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,031,278)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,432,720
Non-PEO NEO | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,076,723)
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			345,928
Non-PEO NEO | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,934,301
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(615,412)
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(258,644)
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(627,525)
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,432,720
Non-PEO NEO | Service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			345,928
Non-PEO NEO | Prior service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0